Risks and Concentration - Additional Information (Detail) - Sales Revenue, Net [Member] - Customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Percentage of concentrations of risk	10.00%	10.00%	10.00%
Number of Customer represented 10% or more of revenues	0	0	0